UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2014

1.799881.110

SI-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.0%
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.8%
Affinia Group, Inc. 7.75% 5/1/21		$ 1,015	$ 1,096
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (g)(l)		2,025	2,060
Chassix, Inc. 9.25% 8/1/18 (g)		6,565	7,057
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,859
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,614
6% 9/15/23		3,475	3,618
6.5% 2/15/19		3,770	4,024
6.75% 2/15/21		1,400	1,523
Delphi Corp.:
5% 2/15/23		9,005	9,545
6.125% 5/15/21		5,255	5,846
Exide Technologies 8.625% 2/1/18 (d)		2,135	1,623
International Automotive Components Group SA 9.125% 6/1/18 (g)		5,245	5,533
Lear Corp. 4.75% 1/15/23 (g)		6,305	6,147
Pittsburgh Glass Works LLC 8% 11/15/18 (g)		2,010	2,186
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (g)		3,555	3,622
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (g)(l)		4,095	4,356
Stoneridge, Inc. 9.5% 10/15/17 (g)		2,330	2,513
Tenneco, Inc. 6.875% 12/15/20		6,205	6,810
			73,032
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (g)		7,620	8,353
8.25% 6/15/21 (g)		7,620	8,611
General Motors Corp.:
6.75% 5/1/28 (d)		10,670	0
7.125% 7/15/49 (d)		1,605	0
7.2% 1/15/11 (d)		4,015	0
7.4% 9/1/25 (d)		500	0
7.7% 4/15/16 (d)		7,804	0
8.25% 7/15/23 (d)		4,845	0
8.375% 7/15/33 (d)		7,015	0
			16,964
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)		$ 1,500	$ 1,553
LKQ Corp. 4.75% 5/15/23 (g)		1,090	1,033
			2,586
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (g)		18,715	19,931
Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	17,030	6,886
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,695	4,155
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,532
FelCor Lodging LP 5.625% 3/1/23		4,185	4,237
Graton Economic Development Authority 9.625% 9/1/19 (g)		10,505	12,002
MCE Finance Ltd. 5% 2/15/21 (g)		11,220	11,220
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(l)		2,333	2,348
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,679
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)		1,135	1,178
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)		12,045	12,677
11% 10/1/21 (g)		17,454	18,327
Playa Resorts Holding BV 8% 8/15/20 (g)		1,550	1,674
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		4,360	4,393
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	737
Six Flags Entertainment Corp. 5.25% 1/15/21 (g)		7,515	7,571
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		522	59
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (g)		7,305	7,031
5.375% 3/15/22		14,400	15,030
7.75% 8/15/20		22,030	24,508
Wynn Macau Ltd. 5.25% 10/15/21 (g)		4,625	4,706
			143,950
Household Durables - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		3,165	3,268
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)		$ 2,595	$ 2,764
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,385
4.75% 2/15/23		2,020	2,010
5.75% 8/15/23		1,725	1,824
Jarden Corp. 6.125% 11/15/22		100	108
Reliance Intermediate Holdings LP 9.5% 12/15/19 (g)		6,915	7,515
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	26,009
6.875% 2/15/21		6,200	6,696
7.125% 4/15/19		4,910	5,192
8.25% 2/15/21		6,920	7,551
8.5% 5/15/18 (f)		445	467
9.875% 8/15/19		4,100	4,582
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,667
8.375% 1/15/21		4,340	5,132
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,198
Toll Brothers Finance Corp.:
4.375% 4/15/23		6,055	5,828
5.875% 2/15/22		5,640	6,035
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,486
			97,717
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (g)		4,010	4,211
Leisure Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,586
Media - 2.9%
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,065
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)		980	1,005
5.625% 2/15/24 (g)		1,060	1,087
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 3/15/21		4,975	5,012
5.25% 9/30/22		7,240	7,150
6.5% 4/30/21		10,200	10,812
6.625% 1/31/22		8,220	8,785
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.375% 6/1/20		$ 5,685	$ 6,218
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		6,305	6,589
Checkout Holding Corp. 0% 11/15/15 (g)		3,225	2,749
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,686
5.125% 12/15/22		1,470	1,470
Clear Channel Communications, Inc.:
5.5% 9/15/14		485	489
14% 2/1/21 (l)		7,475	7,451
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		7,985	8,474
6.5% 11/15/22		21,590	23,074
Columbus International, Inc. 7.375% 3/30/21 (g)		3,570	3,673
DISH DBS Corp.:
5% 3/15/23		17,325	17,455
5.125% 5/1/20		485	506
5.875% 7/15/22		28,685	30,621
6.75% 6/1/21		8,970	10,046
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (g)		2,245	2,430
EchoStar Communications Corp. 7.125% 2/1/16		9,330	10,193
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (g)		1,850	1,899
4.875% 11/1/20 (g)		4,845	4,972
5.375% 11/1/23 (g)		3,845	3,951
Liberty Media Corp. 8.5% 7/15/29		6,535	7,156
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (g)		14,840	16,843
MDC Partners, Inc. 6.75% 4/1/20 (g)		5,465	5,752
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,679
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)		1,495	1,581
Regal Entertainment Group:
5.75% 6/15/23		9,410	9,551
5.75% 2/1/25		1,425	1,393
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,903
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sirius XM Radio, Inc.:
4.25% 5/15/20 (g)		$ 5,800	$ 5,670
4.625% 5/15/23 (g)		2,450	2,309
5.25% 8/15/22 (g)		5,405	5,567
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,445
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,490	6,839
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)		5,540	5,651
WMG Acquisition Corp.:
5.625% 4/15/22 (g)(i)		955	961
6.75% 4/15/22 (g)(i)		3,825	3,844
			274,006
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,630
CST Brands, Inc. 5% 5/1/23		1,320	1,297
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (g)(l)		2,275	2,309
L Brands, Inc. 5.625% 10/15/23		4,625	4,798
Limited Brands, Inc. 5.625% 2/15/22		6,880	7,267
Sally Holdings LLC 6.875% 11/15/19		3,305	3,619
Sonic Automotive, Inc. 5% 5/15/23		800	785
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (g)		2,770	2,936
Tenedora Nemak SA de CV 5.5% 2/28/23 (g)		2,150	2,185
			26,826
Textiles, Apparel & Luxury Goods - 0.4%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (g)(l)		2,013	2,058
Hanesbrands, Inc. 6.375% 12/15/20		7,350	8,030
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,156
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,685
PVH Corp. 4.5% 12/15/22		10,925	10,788
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (g)		1,475	1,534
			34,251
TOTAL CONSUMER DISCRETIONARY			695,060
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 2.7% 3/31/26 (Reg. S)	EUR	7,000	$ 9,646
Food & Staples Retailing - 0.8%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (g)(l)		4,195	4,347
9.25% 2/15/19 (g)		8,755	9,598
ESAL GmbH 6.25% 2/5/23 (g)		10,175	9,615
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (g)		9,880	9,719
Rite Aid Corp.:
6.75% 6/15/21		14,625	15,832
8% 8/15/20		4,380	4,862
9.25% 3/15/20		8,445	9,638
10.25% 10/15/19		1,835	2,019
Roundys Supermarket, Inc. 10.25% 12/15/20 (g)		1,125	1,198
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (g)		1,465	1,601
Tops Markets LLC 8.875% 12/15/17		2,820	3,081
			71,510
Food Products - 0.5%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,161
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)		13,115	13,935
Gruma S.A.B. de CV 7.75% (Reg. S) (h)		8,240	8,364
JBS Investments GmbH 7.25% 4/3/24		4,675	4,675
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (g)		2,960	3,145
8.25% 2/1/20 (g)		3,315	3,630
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		1,680	1,554
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,012
Post Holdings, Inc.:
7.375% 2/15/22		1,055	1,134
7.375% 2/15/22 (g)		1,445	1,553
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,670
			46,833
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		1,415	1,532
6.625% 11/15/22		1,675	1,824
			3,356
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		$ 1,560	$ 1,677
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)		1,235	1,201
NBTY, Inc. 9% 10/1/18		5,005	5,380
Prestige Brands, Inc. 8.125% 2/1/20		770	863
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,786
			27,907
TOTAL CONSUMER STAPLES			159,252
ENERGY - 7.0%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,204
Basic Energy Services, Inc. 7.75% 10/15/22		3,640	3,949
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (g)		3,200	3,148
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,764
Forum Energy Technologies, Inc. 6.25% 10/1/21 (g)		2,515	2,666
Offshore Group Investment Ltd.:
7.125% 4/1/23		13,035	13,263
7.5% 11/1/19		2,265	2,412
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)		9,695	10,471
Precision Drilling Corp. 6.5% 12/15/21		940	1,006
Summit Midstream Holdings LLC 7.5% 7/1/21 (g)		2,035	2,177
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)		1,615	1,728
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	2,700	3,797
3.125% 7/10/23	EUR	950	1,387
			50,972
Oil, Gas & Consumable Fuels - 6.4%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	7,058
4.875% 3/15/24		2,630	2,623
Afren PLC:
6.625% 12/9/20 (g)		2,315	2,361
10.25% 4/8/19 (Reg. S)		2,160	2,460
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		3,175	3,016
6.625% 10/1/20		4,825	5,139
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,248
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		$ 3,750	$ 4,261
9.625% 8/1/20		4,800	5,508
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,548
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,099
Concho Resources, Inc.:
5.5% 4/1/23		13,120	13,645
6.5% 1/15/22		6,135	6,687
7% 1/15/21		2,855	3,148
Continental Resources, Inc.:
5% 9/15/22		24,090	25,295
7.125% 4/1/21		2,540	2,873
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,987
6.125% 3/1/22 (g)		3,445	3,600
7.75% 4/1/19		6,825	7,405
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		7,290	7,673
Denbury Resources, Inc. 8.25% 2/15/20		3,877	4,216
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,561
Energy Partners Ltd. 8.25% 2/15/18		11,490	12,438
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,484
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		3,780	3,926
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,607
Halcon Resources Corp.:
8.875% 5/15/21		4,140	4,295
9.75% 7/15/20 (g)		2,245	2,413
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)		3,765	4,094
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	5,180
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	4,615	6,708
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		2,310	2,518
7% 5/5/20 (g)		3,500	3,946
9.125% 7/2/18 (g)		3,025	3,630
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		$ 2,675	$ 2,521
5.75% 4/30/43 (g)		3,905	3,515
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (g)		3,810	3,815
5.625% 11/15/23 (g)		4,605	4,554
Kodiak Oil & Gas Corp. 5.5% 1/15/21		2,030	2,083
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)		5,910	6,560
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,389
6.25% 6/15/22		6,243	6,742
6.75% 11/1/20		1,880	2,035
Newfield Exploration Co.:
5.625% 7/1/24		5,200	5,395
6.875% 2/1/20		12,875	13,712
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,402
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (g)		4,600	4,692
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (g)		2,400	2,490
7.25% 12/12/21 (g)		6,524	7,160
Pan American Energy LLC 7.875% 5/7/21 (g)		3,660	3,733
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	10,118
Pemex Project Funding Master Trust:
6.625% 6/15/35		10,810	11,999
6.625% 6/15/38		465	507
8.625% 12/1/23		500	618
Petrobras Global Finance BV 2.3789% 1/15/19 (l)		4,585	4,476
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,289
6.875% 1/20/40		5,980	5,893
8.375% 12/10/18		4,035	4,701
Petroleos de Venezuela SA:
4.9% 10/28/14		20,090	19,186
6% 11/15/26 (g)		5,305	2,878
8.5% 11/2/17 (g)		40,355	33,797
9% 11/17/21 (Reg. S)		3,065	2,283
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
9.75% 5/17/35 (g)		$ 15,005	$ 10,616
12.75% 2/17/22 (g)		7,930	7,196
Petroleos Mexicanos:
3.5% 1/30/23		4,655	4,380
4.875% 1/24/22		3,930	4,107
4.875% 1/18/24		3,495	3,609
4.875% 1/18/24 (g)		190	197
5.5% 1/21/21		5,510	6,020
5.5% 6/27/44		5,640	5,443
6% 3/5/20		1,990	2,241
6.375% 1/23/45 (g)		6,890	7,490
6.5% 6/2/41		9,685	10,605
6.625% (g)(h)		16,688	17,105
8% 5/3/19		1,820	2,220
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,102
PT Adaro Indonesia 7.625% 10/22/19 (g)		6,744	7,166
PT Pertamina Persero:
4.3% 5/20/23 (g)		2,930	2,641
4.3% 5/20/23 (Reg S.)		600	541
4.875% 5/3/22 (g)		5,190	4,989
5.25% 5/23/21 (g)		3,385	3,393
5.625% 5/20/43 (g)		3,930	3,326
5.625% 5/20/43 (Reg. S)		1,300	1,100
6% 5/3/42 (g)		5,020	4,443
6.5% 5/27/41 (g)		6,080	5,738
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,925
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,344
Range Resources Corp.:
5% 8/15/22		6,060	6,181
5% 3/15/23		9,130	9,244
5.75% 6/1/21		2,030	2,175
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,663
5.875% 6/1/22		4,750	4,857
Sabine Pass Liquefaction LLC 5.625% 4/15/23		7,375	7,338
SemGroup Corp. 7.5% 6/15/21		4,100	4,449
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,562
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		$ 1,300	$ 1,287
6.375% 8/1/22		1,995	2,120
6.875% 2/1/21		2,785	2,987
Teekay Corp. 8.5% 1/15/20		3,695	4,203
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,360
Tesoro Corp.:
4.25% 10/1/17		2,970	3,119
5.375% 10/1/22		3,340	3,436
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		1,010	1,063
6.125% 10/15/21		2,735	2,899
W&T Offshore, Inc. 8.5% 6/15/19		4,890	5,281
Western Refining, Inc. 6.25% 4/1/21		6,375	6,598
Whiting Petroleum Corp.:
5% 3/15/19		3,480	3,680
5.75% 3/15/21		3,480	3,741
WPX Energy, Inc. 6% 1/15/22		7,035	7,211
YPF SA 8.875% 12/19/18 (g)		6,755	7,051
Zhaikmunai International BV 7.125% 11/13/19 (g)		5,430	5,634
			602,269
TOTAL ENERGY			653,241
FINANCIALS - 7.4%
Banks - 1.5%
Akbank T.A.S. 7.5% 2/5/18 (g)	TRY	6,405	2,570
Banco Daycoval SA 5.75% 3/19/19 (g)		2,175	2,197
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		170	180
BBVA Paraguay SA 9.75% 2/11/16 (g)		4,580	4,958
CBOM Finance PLC 8.25% 8/5/14		2,760	2,767
CIT Group, Inc.:
5% 8/15/22		8,305	8,616
5.375% 5/15/20		10,385	11,138
5.5% 2/15/19 (g)		23,670	25,504
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		1,745	1,575
Development Bank of Philippines 8.375% (h)(l)		6,540	6,864
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Banks - continued
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	$ 2,207
FBN Finance Co. BV 8.25% 8/7/20 (g)(l)		2,580	2,670
Finansbank A/S:
5.15% 11/1/17 (g)		9,055	8,829
5.5% 5/11/16 (Reg. S)		2,790	2,790
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (g)		6,095	6,499
7.75% 7/5/17 (Reg. S)		1,100	1,173
HSBK BV 7.25% 5/3/17 (g)		3,970	4,222
JSC Kazkommertsbank BV 8% 11/3/15 (g)		1,410	1,396
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		3,460	3,443
RSHB Capital SA 6% 6/3/21 (g)(l)		1,535	1,500
SB Capital SA 5.5% 2/26/24 (g)(l)		3,840	3,595
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		6,845	7,221
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (g)		2,310	2,249
6.8% 11/22/25 (g)		1,670	1,653
6.902% 7/9/20 (g)		3,105	3,248
Volkswagen Bank GmbH 1.5% 2/13/19 (Reg. S)	EUR	12,350	17,053
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (g)		4,900	5,172
			141,289
Capital Markets - 0.1%
Morgan Stanley 2.375% 3/31/21 (Reg. S)	EUR	6,000	8,267
Consumer Finance - 2.9%
Ally Financial, Inc.:
5.5% 2/15/17		7,530	8,170
7.5% 9/15/20		47,655	56,650
8% 3/15/20		39,660	47,790
Credito Real S.A.B. de CV 7.5% 3/13/19 (g)		1,015	1,051
General Motors Acceptance Corp. 8% 11/1/31		27,890	34,026
GMAC LLC 8% 11/1/31		64,378	79,346
SLM Corp.:
5.5% 1/25/23		22,735	22,309
7.25% 1/25/22		12,720	14,024
8% 3/25/20		7,185	8,272
			271,638
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		$ 5,805	$ 6,023
Barry Callebaut Services NV 5.5% 6/15/23 (g)		5,915	6,158
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		9,490	8,494
BP Capital Markets PLC:
2.177% 9/28/21 (Reg. S)	EUR	3,750	5,181
2.972% 2/27/26 (Reg. S)	EUR	8,350	11,594
City of Buenos Aires 9.95% 3/1/17 (g)		3,280	3,264
Comcel Trust 6.875% 2/6/24 (g)		2,325	2,433
GTB Finance BV:
6% 11/8/18 (g)		4,195	4,143
7.5% 5/19/16 (g)		3,875	4,054
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)		4,195	4,594
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (g)		4,770	4,818
4.875% 3/15/19 (g)		7,260	7,387
5.875% 2/1/22 (g)		10,405	10,561
6% 8/1/20 (g)		9,645	10,224
6% 8/1/20		11,070	11,845
Imperial Tobacco Finance:
2.25% 2/26/21 (Reg. S)	EUR	6,850	9,393
4.875% 6/7/32 (Reg. S)	GBP	1,500	2,501
Indo Energy Finance BV 7% 5/7/18 (g)		4,390	4,269
Landry's Acquisition Co. 9.375% 5/1/20 (g)		905	997
Magnesita Finance Ltd. 8.625% (g)(h)		2,595	2,475
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		3,320	3,171
Myriad International Holding BV 6% 7/18/20 (g)		2,145	2,327
Opal Acquisition, Inc. 8.875% 12/15/21 (g)		4,520	4,548
Pacnet Ltd. 9% 12/12/18 (g)		305	326
Perusahaan Penerbit SBSN 6.125% 3/15/19 (g)		3,635	3,971
TMK Capital SA 7.75% 1/27/18		8,275	7,965
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	7,101
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(l)		7,847	8,220
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		6,320	6,636
			164,673
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (g)		$ 2,460	$ 2,620
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)		6,445	6,880
			9,500
Real Estate Investment Trusts - 0.5%
Corrections Corp. of America 4.125% 4/1/20		4,935	4,873
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,404
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		4,335	4,638
6.875% 5/1/21		7,955	8,552
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	14,537
7.5% 2/15/20		4,860	5,261
The Geo Group, Inc. 5.125% 4/1/23		1,910	1,872
			48,137
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		7,430	7,439
6.625% 10/15/20		5,565	5,941
Howard Hughes Corp. 6.875% 10/1/21 (g)		10,865	11,734
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	274
11.5% 7/20/20 (Reg. S)		15	16
KWG Property Holding Ltd. 12.5% 8/18/17 (g)		2,335	2,522
Realogy Corp. 9% 1/15/20 (g)		3,740	4,273
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (g)		7,370	7,444
7.75% 4/15/20 (g)		2,754	3,036
			42,679
TOTAL FINANCIALS			686,183
HEALTH CARE - 3.2%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		2,270	2,469
Health Care Providers & Services - 2.4%
Community Health Systems, Inc.:
5.125% 8/15/18		4,870	5,114
5.125% 8/1/21 (g)		3,010	3,085
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
6.875% 2/1/22 (g)		$ 6,040	$ 6,312
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,875
DaVita HealthCare Partners, Inc. 5.75% 8/15/22		6,050	6,436
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (g)		15,215	16,394
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	6,031
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,046
5.875% 3/15/22		19,190	20,677
5.875% 5/1/23		20,650	21,244
6.25% 2/15/21		5,850	6,262
6.5% 2/15/20		9,920	11,110
7.25% 9/15/20		8,370	9,050
7.5% 2/15/22		12,110	13,836
7.75% 5/15/21		26,188	28,872
8% 10/1/18		1,365	1,618
HealthSouth Corp.:
5.75% 11/1/24		3,000	3,075
8.125% 2/15/20		7,395	8,005
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,035	4,307
InVentiv Health, Inc. 11% 8/15/18 (g)		905	837
MPH Acquisition Holdings LLC 6.625% 4/1/22 (g)		2,060	2,114
ResCare, Inc. 10.75% 1/15/19		2,735	3,036
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,152
5.5% 2/1/21		2,250	2,351
Tenet Healthcare Corp.:
4.375% 10/1/21		7,305	7,049
4.5% 4/1/21		4,300	4,203
4.75% 6/1/20		2,750	2,771
6% 10/1/20 (g)		4,400	4,708
6.875% 11/15/31		11,540	10,386
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,863
UHS Escrow Corp. 7% 10/1/18		1,020	1,074
			225,893
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (g)		4,860	5,407
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (g)		$ 3,970	$ 4,417
Pharmaceuticals - 0.7%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)		9,870	10,869
Salix Pharmaceuticals Ltd. 6% 1/15/21 (g)		1,340	1,430
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)		3,070	3,231
6.75% 8/15/21 (g)		9,090	9,794
6.875% 12/1/18 (g)		8,900	9,456
7.5% 7/15/21 (g)		7,215	8,117
VPI Escrow Corp. 6.375% 10/15/20 (g)		18,005	19,445
			62,342
TOTAL HEALTH CARE			300,528
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	569
12% 11/1/14 pay-in-kind		1,536	1,516
Bombardier, Inc. 6.125% 1/15/23 (g)		4,810	4,858
GenCorp, Inc. 7.125% 3/15/21		1,340	1,452
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		15,595	16,765
7.125% 3/15/21		1,675	1,849
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,915
			31,924
Airlines - 0.7%
Air Canada:
4.125% 5/15/25 (g)		2,630	2,637
5.375% 11/15/22 (g)		1,725	1,751
Aviation Capital Group Corp. 4.625% 1/31/18 (g)		3,555	3,697
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		757	820
6.125% 4/29/18 (g)		1,720	1,812
7.25% 11/10/19		4,184	4,895
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,354	9,816
8.021% 8/10/22		2,900	3,343
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		$ 2,440	$ 2,342
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,905	2,112
8.028% 11/1/17		509	554
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,685
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,544	5,283
Series 2012-2:
Class A, 4.625% 12/3/26		2,392	2,505
Class B, 6.75% 12/3/22		1,868	2,017
Series 2013-1:
Class A, 3.95% 5/15/27		5,585	5,627
Class B, 5.375% 5/15/23		2,310	2,339
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		5,111	5,878
United Continental Holdings, Inc. 6.375% 6/1/18		960	1,036
			66,149
Building Products - 0.0%
Gibraltar Industries, Inc. 6.25% 2/1/21		770	821
USG Corp. 5.875% 11/1/21 (g)		970	1,033
			1,854
Commercial Services & Supplies - 0.8%
ADT Corp. 6.25% 10/15/21 (g)		5,475	5,626
APX Group, Inc. 8.75% 12/1/20		5,655	5,754
Bakercorp International, Inc. 8.25% 6/1/19		2,915	3,024
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (g)		3,420	3,625
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,111
5.25% 8/1/20		3,395	3,497
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,167
7.25% 12/1/20		4,940	5,397
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,700
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)		885	945
Office Depot de Mexico SA de CV 6.875% 9/20/20 (g)		2,955	3,077
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,925	1,939
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.: - continued
7% 2/15/22		$ 3,500	$ 3,850
7.875% 3/15/21		4,975	5,696
Tervita Corp.:
8% 11/15/18 (g)		3,105	3,136
9.75% 11/1/19 (g)		4,540	4,404
10.875% 2/15/18 (g)		2,240	2,260
TMS International Corp. 7.625% 10/15/21 (g)		970	1,040
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,747
			70,995
Construction & Engineering - 0.2%
Cementos Progreso Trust 7.125% 11/6/23 (g)		1,565	1,635
MasTec, Inc. 4.875% 3/15/23		5,255	5,150
Odebrecht Finance Ltd. 7.5% (g)(h)		10,645	10,725
			17,510
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (g)		2,505	2,461
6.5% 5/15/19 (g)		5,310	5,688
			8,149
Machinery - 0.2%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)		1,700	1,798
Schaeffler Finance BV 4.75% 5/15/21 (g)		4,880	4,990
Terex Corp. 6% 5/15/21		12,145	12,995
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (g)(l)		800	844
			20,627
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)		5,205	5,426
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (g)		5,710	5,838
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		2,705	2,894
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		3,240	3,544
			17,702
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (g)		2,575	2,753
Shortline PLC 9.5% 5/21/18 (g)		1,200	984
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Swift Services Holdings, Inc. 10% 11/15/18		$ 5,120	$ 5,626
Western Express, Inc. 12.5% 4/15/15 (g)		4,010	2,807
			12,170
Trading Companies & Distributors - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)		1,185	1,311
Aircastle Ltd.:
4.625% 12/15/18		3,405	3,486
6.25% 12/1/19		5,850	6,318
7.625% 4/15/20		3,750	4,275
International Lease Finance Corp.:
3.875% 4/15/18		7,100	7,242
4.625% 4/15/21		6,645	6,645
5.875% 4/1/19		19,260	21,042
6.25% 5/15/19		19,100	21,058
7.125% 9/1/18 (g)		27,064	31,462
8.25% 12/15/20		21,490	25,992
8.625% 1/15/22		21,585	26,469
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)		1,505	1,610
			156,910
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		6,809	6,758
TOTAL INDUSTRIALS			410,748
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.3%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)		400	411
6.75% 11/15/20 (g)		7,530	7,963
8.875% 1/1/20 (g)		2,695	3,059
Avaya, Inc. 10.5% 3/1/21 (g)		5,140	4,767
Brocade Communications Systems, Inc. 4.625% 1/15/23 (g)		3,330	3,180
Lucent Technologies, Inc.:
6.45% 3/15/29		9,235	8,819
6.5% 1/15/28		4,045	3,843
			32,042
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		1,940	2,086
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd.:
4.625% 2/15/20		$ 4,785	$ 4,827
5% 2/15/23		2,495	2,514
Jabil Circuit, Inc. 4.7% 9/15/22		2,650	2,620
			12,047
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (g)		3,550	3,763
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,793
j2 Global, Inc. 8% 8/1/20		3,460	3,771
VeriSign, Inc. 4.625% 5/1/23		4,375	4,200
			15,527
IT Services - 0.5%
Audatex North America, Inc.:
6% 6/15/21 (g)		9,200	9,821
6.125% 11/1/23 (g)		1,345	1,431
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)		2,360	2,720
First Data Corp.:
11.25% 1/15/21		3,945	4,502
11.75% 8/15/21		19,120	20,076
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		11,774	13,363
			51,913
Semiconductors & Semiconductor Equipment - 0.3%
Entegris, Inc. 6% 4/1/22 (g)		1,275	1,304
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (g)		5,520	5,548
5.75% 2/15/21 (g)		5,005	5,330
5.75% 3/15/23 (g)		11,595	12,175
Spansion LLC 11.25% 1/15/16 (d)(g)		4,255	0
			24,357
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (g)		18,545	19,843
6.125% 9/15/23 (g)		4,825	5,253
BMC Software Finance, Inc. 8.125% 7/15/21 (g)		4,665	4,910
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. 5.375% 8/15/20 (g)		$ 2,445	$ 2,433
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (g)(l)		3,425	3,588
			36,027
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman:
4.75% 6/1/23 (g)		9,740	9,618
7% 11/1/21		6,295	7,043
			16,661
TOTAL INFORMATION TECHNOLOGY			188,574
MATERIALS - 3.5%
Chemicals - 1.4%
Axiall Corp. 4.875% 5/15/23 (g)		1,585	1,555
Chemtura Corp. 5.75% 7/15/21		2,355	2,443
Eagle Spinco, Inc. 4.625% 2/15/21 (g)		2,690	2,660
Hexion U.S. Finance Corp. 6.625% 4/15/20		11,765	12,177
LSB Industries, Inc. 7.75% 8/1/19 (g)		1,680	1,802
Momentive Performance Materials, Inc. 10% 10/15/20		17,435	18,917
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		44,218	47,977
Nufarm Australia Ltd. 6.375% 10/15/19 (g)		2,020	2,091
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(l)		7,545	7,847
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		3,380	3,388
PolyOne Corp.:
5.25% 3/15/23		3,085	3,100
7.375% 9/15/20		1,845	2,020
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)		3,435	3,590
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (g)		2,120	2,078
Taminco Global Chemical Corp. 9.75% 3/31/20 (g)		1,245	1,404
TPC Group, Inc. 8.75% 12/15/20 (g)		7,335	8,041
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		9,985	10,721
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)		2,450	2,664
			134,475
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
CEMEX Finance LLC 9.375% 10/12/22 (g)		$ 2,430	$ 2,852
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)		1,685	1,891
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		3,215	3,336
			8,079
Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (g)		2,410	2,518
6.75% 1/31/21 (g)		2,790	2,916
7% 11/15/20 (g)		530	558
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (g)		5,435	5,571
6% 6/15/17 (g)		2,720	2,815
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)		2,060	2,189
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,537
7.5% 12/15/96		3,685	3,436
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,557
Sappi Papier Holding GmbH:
7.75% 7/15/17 (g)		2,600	2,893
8.375% 6/15/19 (g)		3,515	3,902
Sealed Air Corp. 5.25% 4/1/23 (g)		2,540	2,565
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,840
Tekni-Plex, Inc. 9.75% 6/1/19 (g)		3,147	3,572
			56,869
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (g)		33	66
9% 12/15/14 pay-in-kind (d)(l)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (g)		7,085	7,475
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)		1,040	1,100
Edgen Murray Corp. 8.75% 11/1/20 (g)		3,848	4,444
EVRAZ Group SA:
6.5% 4/22/20 (g)		2,625	2,192
8.25% 11/10/15 (g)		9,415	9,488
9.5% 4/24/18 (Reg. S)		3,150	3,197
Ferrexpo Finance PLC 7.875% 4/7/16 (g)		2,205	2,117
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
First Quantum Minerals Ltd.:
6.75% 2/15/20 (g)		$ 1,703	$ 1,724
7% 2/15/21 (g)		1,703	1,733
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (g)		3,235	3,486
8.25% 11/1/19 (g)		3,835	4,219
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (g)		4,665	4,035
4.875% 10/7/20 (Reg. S)		400	346
IAMGOLD Corp. 6.75% 10/1/20 (g)		6,945	6,181
Imperial Metals Corp. 7% 3/15/19 (g)		835	845
Metinvest BV:
8.75% 2/14/18 (Reg. S)		455	416
10.25% 5/20/15 (g)		7,770	7,537
10.25% 5/20/15 (Reg. S)		250	243
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)(g)		2,265	1,246
Mirabela Nickel Ltd. 8.75% 4/15/18 (d)(g)		1,135	272
New Gold, Inc.:
6.25% 11/15/22 (g)		4,520	4,588
7% 4/15/20 (g)		1,480	1,558
Nord Gold NV 6.375% 5/7/18 (g)		6,130	5,686
Polyus Gold International Ltd.:
5.625% 4/29/20 (g)		8,070	7,545
5.625% 4/29/20 (Reg. S)		500	468
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		7,005	7,557
11.25% 10/15/18		10,610	11,883
Southern Copper Corp.:
6.75% 4/16/40		2,685	2,733
7.5% 7/27/35		3,875	4,258
Steel Dynamics, Inc. 5.25% 4/15/23		2,365	2,406
Walter Energy, Inc.:
9.5% 10/15/19 (g)		1,340	1,363
11% 4/1/20 pay-in-kind (g)(l)		4,265	3,892
			116,299
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,512
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,305
NewPage Corp.:
6.4876% 5/1/49 (d)(l)		1,770	0
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.: - continued
11.375% 12/31/14 (d)		$ 4,404	$ 0
Sino-Forest Corp. 6.25% 10/21/17 (d)(g)		5,480	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		7,010	7,553
			10,370
TOTAL MATERIALS			326,092
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.9%
Altice Financing SA:
6.5% 1/15/22 (g)		7,104	7,495
7.875% 12/15/19 (g)		4,820	5,266
Altice Finco SA:
8.125% 1/15/24 (g)		4,335	4,671
9.875% 12/15/20 (g)		5,655	6,447
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,932
9% 8/15/31		3,655	3,737
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,784
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (g)		6,224	6,505
Eileme 2 AB 11.625% 1/31/20 (g)		9,395	11,192
FairPoint Communications, Inc. 8.75% 8/15/19 (g)		4,990	5,339
Frontier Communications Corp. 8.5% 4/15/20		12,120	14,090
Indosat Palapa Co. BV:
7.375% 7/29/20 (g)		3,105	3,369
7.375% 7/29/20		620	673
Koninklijke KPN NV 3.25% 2/1/21	EUR	9,564	13,767
Level 3 Communications, Inc. 8.875% 6/1/19		1,640	1,802
Level 3 Financing, Inc. 8.125% 7/1/19		3,845	4,220
Lynx I Corp. 5.375% 4/15/21 (g)		3,220	3,325
Lynx II Corp. 6.375% 4/15/23 (g)		1,820	1,929
Sprint Capital Corp.:
6.875% 11/15/28		30,795	29,871
8.75% 3/15/32		8,031	8,834
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (g)		2,785	2,935
6.75% 12/13/22 (Reg. S)		200	211
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	5,150	7,038
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom Holdings, Inc.:
5.375% 10/1/22		$ 11,580	$ 11,812
5.375% 10/1/22		3,980	4,060
6.375% 9/1/23		2,355	2,520
U.S. West Communications:
6.875% 9/15/33		2,535	2,500
7.25% 9/15/25		535	591
7.25% 10/15/35		1,455	1,471
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,901
			178,287
Wireless Telecommunication Services - 3.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	54,500	3,888
Digicel Group Ltd.:
6% 4/15/21 (g)		28,925	29,576
7% 2/15/20 (g)		980	1,019
7.125% 4/1/22 (g)(i)		23,480	23,722
8.25% 9/1/17 (g)		11,590	12,054
8.25% 9/30/20 (g)		50,155	53,540
10.5% 4/15/18 (g)		34,610	36,687
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)		19,610	19,218
7.25% 4/1/19		11,235	12,078
7.25% 10/15/20		5,620	6,098
7.5% 4/1/21		27,065	29,704
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,933	4,179
Millicom International Cellular SA 4.75% 5/22/20 (g)		2,560	2,502
MTS International Funding Ltd.:
5% 5/30/23 (g)		6,050	5,596
8.625% 6/22/20 (g)		9,315	10,619
Sprint Corp.:
7.125% 6/15/24 (g)		12,130	12,737
7.25% 9/15/21 (g)		5,335	5,815
7.875% 9/15/23 (g)		3,029	3,332
T-Mobile U.S.A., Inc.:
6.125% 1/15/22		3,405	3,567
6.25% 4/1/21		8,355	8,835
6.464% 4/28/19		6,935	7,420
6.5% 1/15/24		13,600	14,246
6.542% 4/28/20		6,935	7,464
6.625% 4/1/23		13,386	14,189
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.633% 4/28/21		$ 5,115	$ 5,499
6.731% 4/28/22		3,775	4,044
6.836% 4/28/23		4,270	4,580
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		4,335	4,633
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		8,305	8,502
			355,343
TOTAL TELECOMMUNICATION SERVICES			533,630
UTILITIES - 2.7%
Electric Utilities - 0.2%
Comision Federal de Electricid 5.75% 2/14/42 (g)		1,600	1,573
EDF SA 6% 1/23/2114 (Reg. S)	GBP	1,900	3,543
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		6,409	4,022
Majapahit Holding BV 7.75% 1/20/20 (g)		2,110	2,421
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	3,841
			15,400
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		2,185	2,330
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,231
8% 3/1/32		3,400	4,498
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,581
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	3,000
Transportadora de Gas del Sur SA 9.625% 5/14/20 (g)		14,557	13,975
			34,615
Independent Power Producers & Energy Traders - 2.1%
Calpine Corp.:
7.5% 2/15/21 (g)		5,058	5,526
7.875% 7/31/20 (g)		6,547	7,202
7.875% 1/15/23 (g)		14,796	16,572
Energy Future Holdings Corp.:
10.875% 11/1/17		10,985	8,239
11.25% 11/1/17 pay-in-kind (l)		8,822	6,617
Nonconvertible Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (g)		$ 7,430	$ 7,606
10% 12/1/20		30,278	31,868
10.25% 12/1/20 (g)		11,210	11,813
11% 10/1/21		30,866	34,647
12.25% 3/1/22 (g)		31,045	36,633
Listrindo Capital BV 6.95% 2/21/19 (g)		1,500	1,583
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		2,880	3,618
The AES Corp.:
4.875% 5/15/23		5,485	5,238
5.5% 3/15/24		2,635	2,615
TXU Corp.:
5.55% 11/15/14		1,864	652
6.5% 11/15/24		15,240	5,334
6.55% 11/15/34		29,755	10,414
			196,177
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		3,690	4,205
TOTAL UTILITIES			250,397
TOTAL NONCONVERTIBLE BONDS (Cost $3,967,625)			4,203,705
U.S. Government and Government Agency Obligations - 17.1%

U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		8,670	8,651
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,030
3.5% 12/15/42		4,504	3,852
5.25% 9/15/39		2,111	2,390
5.375% 4/1/56		7,000	7,847
5.88% 4/1/36		2,203	2,694
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			40,464
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - 15.9%
U.S. Treasury Bonds:
3.625% 8/15/43		$ 5,777	$ 5,847
3.625% 2/15/44		3,000	3,035
3.75% 11/15/43		129,525	134,099
5.25% 2/15/29		18,341	22,935
5.375% 2/15/31		16,479	21,067
6.125% 8/15/29 (j)		9,280	12,647
7.5% 11/15/16 (k)		2,850	3,351
7.5% 11/15/24		5,690	8,202
7.875% 2/15/21		6,800	9,270
8.125% 5/15/21		9,286	12,887
9.875% 11/15/15		11,595	13,389
U.S. Treasury Notes:
0.25% 2/15/15		81,000	81,082
0.25% 7/15/15		44,225	44,263
0.25% 4/15/16		3,728	3,713
0.25% 5/15/16		10,407	10,355
0.375% 1/15/16		137,003	137,069
0.375% 3/31/16		76,531	76,453
0.5% 7/31/17		61,952	60,771
0.625% 7/15/16		53,392	53,463
0.625% 4/30/18		28,163	27,285
0.75% 6/30/17		36,912	36,575
0.875% 1/31/17		1,865	1,867
0.875% 1/31/18		68,149	67,052
0.875% 7/31/19		34,096	32,381
1% 9/30/16		25,787	25,999
1% 10/31/16		29,941	30,166
1% 5/31/18		28,936	28,414
1.25% 11/30/18		13,000	12,777
1.375% 7/31/18		4,355	4,330
1.375% 9/30/18		11,963	11,859
1.375% 2/28/19		41,776	41,113
1.5% 12/31/18		5,624	5,584
1.5% 1/31/19		38,339	38,015
1.5% 2/28/19 (s)		28,000	27,729
1.625% 3/31/19		10,000	9,952
1.875% 8/31/17		7,700	7,896
1.875% 9/30/17		5,400	5,533
1.875% 10/31/17		13,764	14,094
2.25% 3/31/21		64,914	64,691
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 7/31/17		$ 20,000	$ 20,850
2.375% 6/30/18		7,978	8,280
2.5% 8/15/23		25,172	24,816
2.625% 4/30/16		3,137	3,277
2.75% 11/30/16		10,000	10,528
2.75% 11/15/23		85,423	85,817
2.75% 2/15/24		12,000	12,028
3% 9/30/16		8,408	8,897
3% 2/28/17		55,584	58,993
3.125% 10/31/16		5,033	5,346
3.5% 2/15/18		18,226	19,731
4.5% 5/15/17		13,745	15,235
TOTAL U.S. TREASURY OBLIGATIONS			1,481,008
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5075% 12/7/20 (NCUA Guaranteed) (l)		2,712	2,717
Series 2011-R1 Class 1A, 0.6075% 1/8/20 (NCUA Guaranteed) (l)		5,236	5,264
Series 2011-R4 Class 1A, 0.5356% 3/6/20 (NCUA Guaranteed) (l)		2,351	2,355
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,600
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,117
3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,722
TOTAL OTHER GOVERNMENT RELATED			72,775
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,578,232)			1,594,247
U.S. Government Agency - Mortgage Securities - 2.7%

Fannie Mae - 0.7%
1.925% 9/1/33 (l)		553	576
1.925% 11/1/35 (l)		378	395
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - continued
2.04% 11/1/33 (l)		$ 113	$ 118
2.056% 10/1/35 (l)		34	35
2.204% 1/1/35 (l)		282	298
2.303% 6/1/36 (l)		46	49
2.308% 3/1/33 (l)		131	139
2.337% 9/1/36 (l)		154	164
2.407% 7/1/35 (l)		219	233
2.408% 2/1/37 (l)		559	595
2.421% 6/1/47 (l)		147	157
2.457% 11/1/36 (l)		49	52
2.503% 2/1/36 (l)		62	66
2.536% 6/1/42 (l)		492	504
2.588% 5/1/36 (l)		61	65
2.767% 4/1/36 (l)		391	416
2.917% 8/1/35 (l)		854	909
2.949% 11/1/40 (l)		295	307
2.959% 9/1/41 (l)		355	370
3.093% 10/1/41 (l)		172	179
3.168% 3/1/42 (l)		13,932	14,573
3.224% 7/1/41 (l)		559	586
3.348% 10/1/41 (l)		328	344
3.5% 1/1/26 to 11/1/43		13,792	13,743
3.545% 7/1/41 (l)		579	610
5% 5/1/22 to 12/1/22		10,159	10,919
5.5% 5/1/15 to 11/1/34		13,717	15,095
6% 6/1/16 to 10/1/16		41	43
6.19% 3/1/37 (l)		25	27
6.5% 8/1/14 to 8/1/36		6,566	7,374
7.5% 1/1/28		31	37
TOTAL FANNIE MAE			68,978
Freddie Mac - 0.3%
1.82% 3/1/35 (l)		140	144
1.95% 3/1/37 (l)		37	38
1.954% 1/1/36 (l)		93	98
2.022% 2/1/37 (l)		55	58
2.05% 6/1/37 (l)		31	33
2.06% 1/1/37 (l)		287	298
2.095% 8/1/37 (l)		93	98
2.121% 5/1/37 (l)		78	82
2.16% 6/1/33 (l)		310	325
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
2.316% 10/1/35 (l)		$ 256	$ 270
2.35% 7/1/35 (l)		175	185
2.362% 10/1/36 (l)		425	449
2.375% 5/1/37 (l)		79	84
2.385% 5/1/37 (l)		1,040	1,107
2.385% 5/1/37 (l)		570	607
2.415% 6/1/37 (l)		294	313
2.418% 4/1/37 (l)		97	103
2.451% 6/1/37 (l)		63	66
2.49% 9/1/35 (l)		67	70
2.492% 4/1/35 (l)		8	9
2.498% 2/1/36 (l)		6	6
2.595% 4/1/37 (l)		9	9
2.673% 7/1/35 (l)		266	283
2.795% 7/1/36 (l)		129	138
3.064% 10/1/35 (l)		61	65
3.083% 9/1/41 (l)		3,017	3,142
3.23% 4/1/41 (l)		337	353
3.236% 9/1/41 (l)		324	339
3.28% 6/1/41 (l)		433	453
3.465% 5/1/41 (l)		365	384
3.622% 6/1/41 (l)		580	612
3.695% 5/1/41 (l)		538	567
5.5% 11/1/18 to 7/1/35		11,038	11,890
6% 1/1/24		1,933	2,128
6.5% 7/1/14 to 3/1/22		871	947
8.5% 3/1/20		1	2
TOTAL FREDDIE MAC			25,755
Ginnie Mae - 1.7%
4.3% 8/20/61 (p)		3,416	3,684
4.5% 3/15/25 to 6/15/25		6,086	6,508
4.515% 3/20/62 (p)		11,631	12,715
4.53% 10/20/62 (p)		3,472	3,813
4.55% 5/20/62 (p)		21,376	23,412
4.556% 12/20/61 (p)		12,890	14,085
4.604% 3/20/62 (p)		6,014	6,596
4.626% 3/20/62 (p)		4,338	4,752
4.649% 2/20/62 (p)		2,354	2,582
4.65% 3/20/62 (p)		4,030	4,423
4.682% 2/20/62 (p)		3,092	3,389
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Ginnie Mae - continued
4.684% 1/20/62 (p)		$ 13,991	$ 15,328
4.751% 12/20/60 (p)		3,423	3,712
4.804% 3/20/61 (p)		7,999	8,713
4.834% 3/20/61 (p)		14,308	15,604
5.47% 8/20/59 (p)		2,071	2,213
5.492% 4/20/60 (p)		9,213	10,200
5.5% 11/15/35		2,507	2,818
5.612% 4/20/58 (p)		3,053	3,182
6% 6/15/36		5,365	6,117
7% 9/15/25 to 8/15/31		27	31
7.5% 2/15/22 to 8/15/28		53	62
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			153,939
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $244,773)			248,672
Collateralized Mortgage Obligations - 3.3%

U.S. Government Agency - 3.3%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6543% 9/25/23 (l)		742	745
Series 2010-15 Class FJ, 1.0843% 6/25/36 (l)		6,204	6,311
Series 2010-86 Class FE, 0.6043% 8/25/25 (l)		749	754
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		3,712	3,947
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		26	27
Series 2003-113 Class PE, 4% 11/25/18		968	1,015
Series 2003-70 Class BJ, 5% 7/25/33		626	677
Series 2004-80 Class LD, 4% 1/25/19		185	186
Series 2005-19 Class PA, 5.5% 7/25/34		2,348	2,563
Series 2005-27 Class NE, 5.5% 5/25/34		3,063	3,234
Series 2005-52 Class PB, 6.5% 12/25/34		184	190
Series 2005-64 Class PX, 5.5% 6/25/35		2,235	2,443
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,482
Series 2011-126 Class KB, 4% 12/25/41		3,844	3,865
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		92	98
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		$ 1,380	$ 1,493
Series 2004-91 Class Z, 5% 12/25/34		5,210	5,689
Series 2004-95 Class AN, 5.5% 1/25/25		236	240
Series 2005-117 Class JN, 4.5% 1/25/36		808	870
Series 2005-14 Class ZB, 5% 3/25/35		2,127	2,321
Series 2005-47 Class HK, 4.5% 6/25/20		3,343	3,535
Series 2006-72 Class CY, 6% 8/25/26		1,951	2,168
Series 2009-14 Class EB, 4.5% 3/25/24		3,181	3,380
Series 2009-59 Class HB, 5% 8/25/39		2,880	3,081
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,817
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		466	39
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		686	57
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		3,559	613
Series 2010-39 Class FG, 1.0743% 3/25/36 (l)		3,808	3,902
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		1,479	146
Series 2011-67 Class AI, 4% 7/25/26 (n)		1,066	123
Series 2013-40 Class PV, 2% 1/25/26		5,331	5,402
Freddie Mac:
floater:
Series 2630 Class FL, 0.655% 6/15/18 (l)		24	24
Series 2711 Class FC, 1.055% 2/15/33 (l)		2,479	2,518
floater planned amortization class Series 2770 Class FH, 0.555% 3/15/34 (l)		2,445	2,460
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		1,968	2,017
Series 2101 Class PD, 6% 11/15/28		72	79
Series 2376 Class JE, 5.5% 11/15/16		88	92
Series 2381 Class OG, 5.5% 11/15/16		49	51
Series 2425 Class JH, 6% 3/15/17		124	131
Series 2672 Class MG, 5% 9/15/23		3,360	3,679
Series 2695 Class DG, 4% 10/15/18		2,008	2,114
Series 2996 Class MK, 5.5% 6/15/35		225	251
Series 3415 Class PC, 5% 12/15/37		1,091	1,168
Series 3763 Class QA, 4% 4/15/34		2,463	2,599
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,820
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,767	7,641
Series 2303 Class ZV, 6% 4/15/31		179	197
Series 2877 Class ZD, 5% 10/15/34		6,583	7,179
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 3277 Class B, 4% 2/15/22		$ 2,800	$ 2,969
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,268
Series 3578 Class B, 4.5% 9/15/24		3,740	3,938
Series 2715 Class NG, 4.5% 12/15/18		1,502	1,592
Series 4181 Class LA, 3% 3/15/37		4,919	5,019
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.654% 7/20/37 (l)		1,336	1,345
Series 2008-2 Class FD, 0.634% 1/20/38 (l)		332	334
Series 2008-73 Class FA, 1.014% 8/20/38 (l)		1,939	1,974
Series 2008-83 Class FB, 1.054% 9/20/38 (l)		1,997	2,034
Series 2009-108 Class CF, 0.755% 11/16/39 (l)		1,613	1,628
Series 2009-116 Class KF, 0.685% 12/16/39 (l)		1,390	1,400
Series 2010-9 Class FA, 0.675% 1/16/40 (l)		2,235	2,251
Series 2010-H17 Class FA, 0.4912% 7/20/60 (l)(p)		5,820	5,740
Series 2010-H18 Class AF, 0.4683% 9/20/60 (l)(p)		6,239	6,157
Series 2010-H19 Class FG, 0.4683% 8/20/60 (l)(p)		7,961	7,860
Series 2010-H27 Series FA, 0.5483% 12/20/60 (l)(p)		2,374	2,351
Series 2011-H05 Class FA, 0.6683% 12/20/60 (l)(p)		4,191	4,174
Series 2011-H07 Class FA, 0.6585% 2/20/61 (l)(p)		7,493	7,463
Series 2011-H12 Class FA, 0.6485% 2/20/61 (l)(p)		9,566	9,524
Series 2011-H13 Class FA, 0.6683% 4/20/61 (l)(p)		3,767	3,752
Series 2011-H14:
Class FB, 0.6683% 5/20/61 (l)(p)		4,325	4,305
Class FC, 0.6683% 5/20/61 (l)(p)		4,063	4,046
Series 2011-H17 Class FA, 0.6983% 6/20/61 (l)(p)		5,467	5,452
Series 2011-H21 Class FA, 0.7683% 10/20/61 (l)(p)		5,918	5,918
Series 2012-H01 Class FA, 0.8683% 11/20/61 (l)(p)		4,983	5,004
Series 2012-H03 Class FA, 0.8683% 1/20/62 (l)(p)		3,055	3,068
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H06 Class FA, 0.7983% 1/20/62 (l)(p)		$ 4,782	$ 4,788
Series 2012-H07 Class FA, 0.7983% 3/20/62 (l)(p)		2,872	2,875
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		692	702
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		506	511
Series 2010-99 Class PT, 3.5% 8/20/33		656	664
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		2,167	432
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,209
Series 2010-H13 Class JA, 5.46% 10/20/59 (p)		8,262	8,770
Series 2010-H15 Class TP, 5.15% 8/20/60 (p)		11,662	12,789
Series 2010-H17 Class XP, 5.3018% 7/20/60 (l)(p)		16,328	17,894
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(p)		12,440	13,595
Series 2011-71:
Class ZB, 5.5% 8/20/34		11,144	12,647
Class ZC, 5.5% 7/16/34		10,784	12,276
Series 2012-64 Class KB, 3.857% 5/20/41 (l)		1,680	1,869
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $307,612)			309,020
Commercial Mortgage Securities - 1.6%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5177% 4/25/19 (l)		6,912	6,905
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		2,480	2,677
Series K014 Class A2, 3.871% 4/25/21		6,110	6,534
Series K015 Class A2, 3.23% 7/25/21		10,980	11,290
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,292
Series K009 Class A2, 3.808% 8/25/20		20,970	22,439
Series K017 Class A2, 2.873% 12/25/21		15,590	15,594
Series K034 Class A1, 2.669% 2/25/23		9,435	9,548
Series K031 Class A2, 3.3% 4/25/23		23,900	24,139
Series K032 Class A1, 3.016% 2/25/23		18,906	19,538
Commercial Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac: - continued
Series K501 Class A2, 1.655% 11/25/16		$ 5,440	$ 5,528
Series K714 Class A2, 3.097% 10/25/20		14,000	14,441
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $154,961)			153,925
Foreign Government and Government Agency Obligations - 22.2%

Argentine Republic:
2.5% 12/31/38 (f)		2,570	1,079
7% 10/3/15		16,030	15,613
7% 4/17/17		15,740	14,058
8.28% 12/31/33		4,529	3,584
Aruba Government 4.625% 9/14/23 (g)		2,340	2,223
Azerbaijan Rep 4.75% 3/18/24 (g)		2,120	2,128
Bahamian Republic 6.95% 11/20/29 (g)		2,075	2,233
Bahrain Kingdom 6.125% 8/1/23 (g)		1,860	2,023
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		500,000	0
value recovery B rights 1/2/21 (o)		750,000	0
Barbados Government 7% 8/4/22 (g)		1,783	1,578
Belarus Republic:
8.75% 8/3/15 (Reg. S)		13,355	13,522
8.95% 1/26/18		2,795	2,865
Belgian Kingdom:
2.6% 6/22/24 (Reg.S) (g)	EUR	20,125	28,695
3% 6/22/34 (g)	EUR	11,500	15,901
Brazilian Federative Republic:
4.25% 1/7/25		2,281	2,207
5.625% 1/7/41		11,475	11,624
7.125% 1/20/37		10,360	12,419
8.25% 1/20/34		8,565	11,349
12.25% 3/6/30		6,040	10,464
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		4,250	3,719
Buoni Poliennali del Tesoro:
2.5% 5/1/19	EUR	75,450	106,740
4.5% 3/1/24	EUR	42,750	64,956
Canadian Government:
0.75% 5/1/14	CAD	65,750	59,469
1.25% 3/1/18	CAD	58,575	52,509
1.5% 6/1/23	CAD	99,900	83,989
3.5% 12/1/45	CAD	22,350	22,424
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Central Bank of Nigeria warrants 11/15/20 (o)		$ 6,250	$ 1,103
City of Buenos Aires 12.5% 4/6/15 (g)		3,425	3,562
Colombian Republic:
6.125% 1/18/41		4,240	4,749
7.375% 9/18/37		4,400	5,632
10.375% 1/28/33		7,910	11,964
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	197
Congo Republic 3.5% 6/30/29 (f)		12,934	11,657
Costa Rican Republic:
4.25% 1/26/23 (g)		2,865	2,650
4.375% 4/30/25 (g)		1,610	1,441
5.625% 4/30/43 (g)		640	552
Croatia Republic:
5.5% 4/4/23 (g)		4,115	4,158
6% 1/26/24 (g)		1,500	1,560
6.25% 4/27/17 (g)		6,075	6,523
6.375% 3/24/21 (g)		4,715	5,080
6.625% 7/14/20 (g)		3,405	3,725
6.75% 11/5/19 (g)		3,660	4,031
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		1,570	1,578
5.875% 7/25/22		740	744
6% 1/14/19 (g)		3,515	3,678
6.25% 10/4/20 (g)		7,185	7,526
6.25% 7/27/21 (g)		3,640	3,790
7.4% 1/22/15 (g)		1,335	1,385
Dominican Republic:
1.1593% 8/30/24 (l)		6,663	5,672
5.875% 4/18/24 (g)		2,695	2,675
7.5% 5/6/21 (g)		4,990	5,564
9.04% 1/23/18 (g)		3,445	3,790
Dutch Government 2.75% 1/15/47	EUR	7,000	9,959
El Salvador Republic:
7.625% 2/1/41 (g)		1,545	1,519
7.65% 6/15/35 (Reg. S)		2,435	2,423
8.25% 4/10/32 (Reg. S)		1,435	1,521
European Union 2.75% 9/21/21	EUR	14,000	21,034
Export Credit Bank of Turkey 5.375% 11/4/16 (g)		2,700	2,810
French Government:
OAT 3.25% 5/25/45	EUR	22,850	32,336
1% 5/25/19	EUR	41,100	56,680
Gabonese Republic 6.375% 12/12/24 (g)		826	873
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Georgia Republic 6.875% 4/12/21 (g)		$ 1,400	$ 1,522
German Federal Republic:
0% 6/13/14	EUR	54,900	75,612
1.75% 2/15/24	EUR	30,050	42,067
3.25% 1/4/20	EUR	23,300	36,622
Hungarian Republic:
4.125% 2/19/18		4,180	4,243
5.375% 3/25/24		2,242	2,246
5.75% 11/22/23		3,656	3,775
7.625% 3/29/41		7,065	8,142
Indonesian Republic:
3.375% 4/15/23 (g)		2,640	2,356
4.875% 5/5/21 (g)		6,605	6,770
5.25% 1/17/42 (g)		4,305	3,901
5.375% 10/17/23		2,750	2,853
5.875% 3/13/20 (g)		5,570	6,085
6.625% 2/17/37 (g)		5,025	5,327
6.75% 1/15/44 (g)		5,010	5,480
7.75% 1/17/38 (g)		7,700	9,125
8.5% 10/12/35 (Reg. S)		9,515	12,084
11.625% 3/4/19 (g)		7,370	9,977
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		10,755	10,997
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,880	33,011
5.5% 12/4/23		12,385	14,689
Italian Republic 4.75% 9/1/44	EUR	13,850	20,618
Ivory Coast 7.7743% 12/31/32 (f)		3,450	3,234
Japan Government:
0.1% 4/15/15	JPY	4,864,000	47,145
0.1% 10/15/15	JPY	8,337,000	80,804
1.8% 3/20/43	JPY	1,250,000	12,376
1.9% 9/20/30	JPY	7,315,000	78,348
Jordanian Kingdom:
2.503% 10/30/20		25,601	25,569
3.875% 11/12/15		3,285	3,281
Lebanese Republic:
4% 12/31/17		12,428	12,304
4.75% 11/2/16		2,750	2,764
5.15% 11/12/18		2,815	2,795
5.45% 11/28/19		5,445	5,391
6.375% 3/9/20		4,120	4,244
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Lithuanian Republic:
6.125% 3/9/21 (g)		$ 3,090	$ 3,531
6.625% 2/1/22 (g)		4,370	5,160
Moroccan Kingdom:
4.25% 12/11/22 (g)		3,360	3,259
5.5% 12/11/42 (g)		1,900	1,762
Panamanian Republic:
4.3% 4/29/53		2,330	1,908
6.7% 1/26/36		1,850	2,174
8.875% 9/30/27		1,875	2,592
9.375% 4/1/29		570	808
Peruvian Republic:
4% 3/7/27 (f)		5,671	5,671
5.625% 11/18/50		980	1,041
8.75% 11/21/33		6,490	9,475
Philippine Republic:
7.75% 1/14/31		6,060	8,287
9.5% 2/2/30		6,720	10,458
10.625% 3/16/25		4,755	7,400
Plurinational State of Bolivia:
4.875% 10/29/22 (g)		3,520	3,485
5.95% 8/22/23 (g)		3,050	3,213
Provincia de Cordoba 12.375% 8/17/17 (g)		6,960	6,273
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		5,179	5,101
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,800	3,063
Republic of Armenia 6% 9/30/20 (g)		8,270	8,559
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,670	11,150
Republic of Namibia 5.5% 11/3/21 (g)		1,595	1,671
Republic of Nigeria:
5.125% 7/12/18 (g)		2,895	2,957
6.375% 7/12/23 (g)		1,030	1,065
11.9949% to 12.1833% 4/24/14	NGN	685,035	4,121
Republic of Serbia:
5.25% 11/21/17 (g)		2,225	2,308
5.875% 12/3/18 (g)		4,525	4,785
6.75% 11/1/24 (g)		9,437	9,472
7.25% 9/28/21 (g)		2,500	2,800
Republic of Zambia 5.375% 9/20/22 (g)		1,810	1,545
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Romanian Republic:
4.375% 8/22/23 (g)		$ 3,800	$ 3,729
6.125% 1/22/44 (g)		4,536	4,788
6.75% 2/7/22 (g)		5,692	6,631
Russian Federation:
4.875% 9/16/23 (g)		2,200	2,175
5.625% 4/4/42 (g)		6,400	6,192
5.875% 9/16/43 (g)		2,600	2,555
7.5% 3/31/30 (Reg. S)		34,401	39,131
12.75% 6/24/28 (Reg. S)		17,035	27,767
South African Republic 5.875% 9/16/25		1,355	1,457
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		3,000	2,861
Turkish Republic:
5.125% 3/25/22		3,795	3,803
5.625% 3/30/21		4,290	4,474
6% 1/14/41		4,040	3,969
6.25% 9/26/22		4,590	4,932
6.75% 4/3/18		5,480	6,039
6.75% 5/30/40		5,270	5,634
6.875% 3/17/36		10,920	11,837
7% 3/11/19		3,695	4,120
7.25% 3/5/38		6,770	7,667
7.375% 2/5/25		10,480	12,021
7.5% 11/7/19		6,065	6,947
8% 2/14/34		2,075	2,516
11.875% 1/15/30		3,915	6,284
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		5,145	4,476
Ukraine Government:
7.75% 9/23/20 (g)		2,525	2,361
7.8% 11/28/22 (g)		3,940	3,649
7.95% 6/4/14 (g)		9,285	9,101
7.95% 6/4/14 (Reg.S)		2,640	2,588
7.95% 2/23/21 (g)		2,010	1,889
9.25% 7/24/17 (g)		4,625	4,533
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,495	1,871
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	63,350	103,664
2.25% 9/7/23	GBP	30,250	48,362
2.75% 1/22/15	GBP	1,200	2,038
3.5% 7/22/68	GBP	28,825	48,308
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
United Kingdom, Great Britain and Northern Ireland: - continued
5% 9/7/14	GBP	1,550	$ 2,636
United Mexican States:
4.75% 3/8/44		9,506	9,031
5.55% 1/21/45		1,415	1,503
5.75% 10/12/2110		4,311	4,236
6.05% 1/11/40		10,240	11,648
6.75% 9/27/34		8,095	9,876
7.5% 4/8/33		2,900	3,806
8.3% 8/15/31		2,600	3,634
United Republic of Tanzania 6.332% 3/9/20 (l)		3,630	3,843
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,300	8,253
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		97,601	2,367
5.75% 2/26/16 (Reg S.)		5,710	4,961
6% 12/9/20		3,990	2,703
7% 3/31/38		3,410	2,080
8.5% 10/8/14		9,530	9,363
9% 5/7/23 (Reg. S)		14,845	11,022
9.25% 9/15/27		3,295	2,455
9.25% 5/7/28 (Reg. S)		5,385	3,931
9.375% 1/13/34		5,025	3,686
11.75% 10/21/26 (Reg. S)		7,795	6,645
11.95% 8/5/31 (Reg. S)		13,505	11,479
12.75% 8/23/22		13,225	12,167
13.625% 8/15/18		6,580	6,547
Vietnamese Socialist Republic:
1.1875% 3/12/16 (l)		2,247	1,978
4% 3/12/28 (f)		14,345	12,767
6.875% 1/15/16 (g)		3,440	3,698
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,032,023)			2,079,047
Supranational Obligations - 0.5%

European Investment Bank:
1.5% 4/15/21	EUR	18,000	24,858
Supranational Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
European Investment Bank: - continued
2.25% 10/14/22	EUR	12,000	$ 17,205
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	5,419	7,432
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $48,459)			49,495
Common Stocks - 0.7%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.3%
Remy International, Inc.	122,400	2,891
TRW Automotive Holdings Corp. (a)	290,847	23,739
		26,630
Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	140,844	3,499
warrants 7/10/19 (a)	140,844	2,452
Motors Liquidation Co. GUC Trust (a)	36,934	1,066
		7,017
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(t)	32,078	48
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC	37,963	84
Station Holdco LLC (a)(q)(t)	4,989,172	10,976
Station Holdco LLC:
unit (q)(t)	57,186	10
warrants 6/15/18 (a)(q)(t)	198,954	36
		11,106
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	0
Interpublic Group of Companies, Inc.	311,586	5,341
		5,341
TOTAL CONSUMER DISCRETIONARY		50,142
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	142,776	696
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (a)	3,883,237	$ 0
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	68,276	1,262
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	0
Airlines - 0.0%
Delta Air Lines, Inc.	20,500	710
Building Products - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	7,154	209
Commercial Services & Supplies - 0.1%
WP Rocket Holdings, Inc.	2,118,982	2,649
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	545
Class B (a)	2,029	182
		727
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(g)	406,682	11,026
TOTAL INDUSTRIALS		15,321
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	683
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,694	601
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	38,307	1,233
TOTAL MATERIALS		1,834
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	$ 235
TOTAL COMMON STOCKS (Cost $68,852)		70,173
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	424
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Banks - 0.1%
SunTrust Banks, Inc. Series E, 5.875%	109,201	2,453
Wells Fargo & Co. 5.20%	295,745	6,293
		8,746
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (g)	25,686	25,370
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	334,440	7,197
TOTAL FINANCIALS		41,313
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	1,550,602	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		41,313
TOTAL PREFERRED STOCKS (Cost $33,378)		41,737
Bank Loan Obligations - 2.0%
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%
Spotless Holdings Ltd.:
Tranche 2LN, term loan 8.75% 4/2/19 (l)		$ 1,690	$ 1,732
Tranche B 1LN, term loan 5% 10/2/18 (l)		1,363	1,382
			3,114
Hotels, Restaurants & Leisure - 0.2%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (l)		1,390	1,392
Tranche 2LN, term loan 8.75% 2/20/20 (l)		1,575	1,600
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (l)		2,295	2,398
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (l)		10,119	10,145
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)		2,632	2,629
			18,164
Media - 0.2%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 3/6/20 (r)		1,245	1,261
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	8	7
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	5	4
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.7531% 3/22/19 (l)		3,630	3,653
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (l)		11,398	11,426
			16,351
Specialty Retail - 0.0%
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (l)		3,407	3,386
TOTAL CONSUMER DISCRETIONARY			41,015
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (l)		550	564
Tranche B 1LN, term loan 4.5% 9/26/19 (l)		1,716	1,724
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (l)		1,300	1,294
Tranche B 1LN, term loan 4.25% 2/18/21 (l)		2,600	2,597
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (l)		$ 2,865	$ 2,886
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (l)		515	525
			9,590
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (l)		7,641	7,650
TOTAL CONSUMER STAPLES			17,240
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (l)		10,768	10,775
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (l)		3,215	3,327
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (l)		4,506	4,585
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (l)		16,650	17,358
Panda Sherman Power, LLC term loan 9% 9/14/18 (l)		2,000	2,055
Panda Temple Power, LLC term loan 7.25% 4/3/19 (l)		1,010	1,034
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (l)		1,015	1,025
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (l)		713	719
			30,103
TOTAL ENERGY			40,878
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (l)		1,105	1,131
Sheridan Investment Partners I term loan 4.25% 12/16/20 (l)		1,462	1,471
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (l)		203	205
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Sheridan Production Partners I: - continued
Tranche M, term loan 4.25% 12/16/20 (l)		$ 76	$ 76
TransUnion LLC Tranche B, term loan 3/21/21 (r)		8,790	8,834
			11,717
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)		565	563
TOTAL FINANCIALS			12,280
HEALTH CARE - 0.2%
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (l)		12,548	12,579
Pharmaceuticals - 0.0%
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (l)		439	445
TOTAL HEALTH CARE			13,024
INDUSTRIALS - 0.3%
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 1.99% 12/24/18 (l)		7,291	6,708
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (l)		1,732	1,736
Tranche B 2LN, term loan 8.25% 11/30/20 (l)		3,455	3,524
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (l)		1,756	1,774
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (l)		3,069	3,042
WTG Holdings III Corp.:
Tranche 2LN, term loan 8.5% 1/15/22 (l)		430	436
Tranche B 1LN, term loan 4.75% 1/15/21 (l)		464	465
			10,977
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (l)		$ 8,588	$ 8,599
TOTAL INDUSTRIALS			26,284
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (l)		2,389	2,380
Software - 0.1%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (l)		364	365
Tranche B 2LN, term loan 7.5% 1/23/22 (l)		90	91
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (l)		600	602
Tranche 2LN, term loan 8.25% 5/22/21 (l)		300	303
Kronos, Inc. Tranche 2LN, term loan:
4/30/20 (r)		370	381
9.75% 4/30/20 (l)		6,565	6,795
			8,537
TOTAL INFORMATION TECHNOLOGY			10,917
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)		4,345	4,334
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (l)		805	808
Tranche B 2LN, term loan 8.75% 1/25/21 (l)		490	501
MRC Global, Inc. Tranche B, term loan 4.7531% 11/9/19 (l)		2,900	2,937
			4,246
TOTAL MATERIALS			8,580
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (l)		$ 379	$ 381
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)		7,158	7,372
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (l)		395	404
			8,157
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (l)		3,385	3,377
TOTAL TELECOMMUNICATION SERVICES			11,534
UTILITIES - 0.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (l)		1,767	1,764
Independent Power Producers & Energy Traders - 0.1%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (l)		1,582	1,590
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (l)		1,723	1,658
			3,248
TOTAL UTILITIES			5,012
TOTAL BANK LOAN OBLIGATIONS (Cost $181,942)			186,764
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (l)		3,877	3,703
Goldman Sachs 1.1875% 12/14/19 (l)		3,553	3,393
Mizuho 1.1875% 12/14/19 (l)		2,538	2,424
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,971)			9,520
Fixed-Income Funds - 0.5%
	Shares	Value (000s)
Fidelity Floating Rate Central Fund (m) (Cost $30,810)	452,940	$ 49,144
Preferred Securities - 1.2%
	Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (f)(g)(h)	$ 7,120	7,582
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	7,335	7,422
		15,004
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)	3,330	3,447
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (g)(h)	3,000	2,749
FINANCIALS - 0.9%
Banks - 0.9%
Bank of America Corp.:
5.2% (h)(l)	11,130	10,655
8% (h)(l)	3,065	3,512
8.125% (h)(l)	2,245	2,634
Citigroup, Inc.:
5.9% (h)(l)	13,975	13,789
5.95% (h)(l)	23,110	22,822
JPMorgan Chase & Co.:
6% (h)(l)	23,845	23,721
6.125% (h)(l)	1,165	1,162
Wells Fargo & Co. 7.98% (h)(l)	2,035	2,320
		80,615
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (Reg. S) (h)	380	370
TOTAL FINANCIALS		80,985
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (h)	250	253
Preferred Securities - continued
	Principal Amount (000s) (e)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (h)	$ 5,950	$ 5,202
TOTAL PREFERRED SECURITIES (Cost $107,630)		107,640
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.10% (b) (Cost $215,949)	215,949,452	215,949
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 3/31/14 due 4/1/14 (Collateralized by U.S. Government Obligations) # (c) (Cost $24,268)	$ 24,268	24,268
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 25,683	439
Purchased Swaptions - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Call Options - 0.0%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	$ 25,683	$ 901
TOTAL PURCHASED SWAPTIONS (Cost $1,536)			1,340
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $9,007,021)	9,344,646
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,830
NET ASSETS - 100%	$ 9,349,476
Futures Contracts
		Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
183 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	$ 22,601	$ (83)
503 CBOT 2 Year U.S. Treasury Note Contracts	June 2014	110,440	(118)
259 CBOT 5 Year U.S. Treasury Note Contracts	June 2014	30,809	(140)
153 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	20,382	291
247 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	35,684	663
TOTAL TREASURY CONTRACTS		$ 219,916	$ 613

The face value of futures purchased as a percentage of net assets is 2.3%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jun. 2016	$ 7,200	3-month LIBOR	0.75%	$ 8	$ -	$ 8
CME	Jun. 2019	4,200	3-month LIBOR	2%	14	-	14
CME	Jun. 2024	84,515	3-month LIBOR	3%	(572)	-	(572)
CME	Jun. 2044	659	3.75%	3-month LIBOR	23	-	23
TOTAL INTEREST RATE SWAPS					$ (527)	$ -	$ (527)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,987,620,000 or 21.3% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,037,000.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,465,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity CentralFund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(r) The coupon rate will be determined upon settlement of the loan after period end.
(s) Security or a portion of the security is on loan at period end.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,303,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$24,268,000 due 4/01/14 at 0.06%
Commerz Markets LLC	$ 24,268
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 50
Fidelity Floating Rate Central Fund	592
Total	$ 642
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 48,677	$ -	$ -	$ 49,144	3.5%
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,142	$ 38,988	$ -	$ 11,154
Consumer Staples	1,120	-	696	424
Financials	41,313	15,943	25,370	-
Health Care	1,262	-	-	1,262
Industrials	15,321	919	-	14,402
Information Technology	683	683	-	-
Materials	1,834	601	-	1,233
Utilities	235	235	-	-
Corporate Bonds	4,203,705	-	4,203,580	125
U.S. Government and Government Agency Obligations	1,594,247	-	1,594,247	-
U.S. Government Agency - Mortgage Securities	248,672	-	248,672	-
Collateralized Mortgage Obligations	309,020	-	309,020	-
Commercial Mortgage Securities	153,925	-	153,925	-
Foreign Government and Government Agency Obligations	2,079,047	-	2,073,376	5,671
Supranational Obligations	49,495	-	49,495	-
Bank Loan Obligations	186,764	-	177,159	9,605
Sovereign Loan Participations	9,520	-	-	9,520
Fixed-Income Funds	49,144	49,144	-	-
Preferred Securities	107,640	-	100,218	7,422
Other	-	-	-	-
Money Market Funds	215,949	215,949	-	-
Cash Equivalents	24,268	-	24,268	-
Purchased Swaptions	1,340	-	1,340	-
Total Investments in Securities:	$ 9,344,646	$ 322,462	$ 8,961,366	$ 60,818
Other Information - continued
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Futures Contracts	$ 955	$ 955	$ -	$ -
Swaps	45	-	45	-
Total Assets	$ 1,000	$ 955	$ 45	$ -
Liabilities
Futures Contracts	$ (342)	$ (342)	$ -	$ -
Swaps	(572)	-	(572)	-
Total Liabilities	$ (914)	$ (342)	$ (572)	$ -
Total Other Derivative Instruments:	$ 86	$ 613	$ (527)	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $8,977,754,000. Net unrealized appreciation aggregated $366,892,000, of which $496,694,000 related to appreciated investment securities and $129,802,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014